Note 29 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2024
Note 29 - Foreign exchange control measures in Argentina
Note 29 - Foreign exchange control measures in Argentina

29    Foreign exchange control measures in Argentina

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. Although after a new administration took office in Argentina in December 2023 certain restrictions were eased and other changes to such regulations are expected, at the date of these Consolidated Financial Statements the application of existing foreign exchange regulations remains uncertain, and the scope and timing of upcoming changes remain unknown. The main currently applicable measures are described below:

•	Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market (“MULC”) and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within five days of collection. Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within five business days of collection. As from December 13, 2023, up to 20% of export proceeds can be sold for Argentine pesos through securities transactions resulting in a higher implicit exchange rate, as described further below. This percentage has remained stable during the twelve-month period ended December 31, 2024, but it is unclear if it will be further modified in the short term.
•	Access to the MULC to pay for imports of services that were rendered or accrued as from December 13, 2023, does not require government approval, but payment is deferred for 30 calendar days as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or 180 calendar days (if rendered by a related party).
•	Access to the MULC to pay for imports of goods with customs clearance as from December 13, 2023, does not require government approval. Payment of the price of such imports is deferred for varying periods of time depending on the date of customs clearance; in the case of imports of goods with customs clearance on or after October 21, 2024, the price may be paid in full as from the 30th calendar day as from the date of custom clearance. Advance payments or at sight cannot be made. In December 2024, the government eliminated the tax on imports.
•	Access to the MULC to make dividend payments requires prior Argentine Central Bank approval. When required, Argentine Central Bank approvals are rarely, if ever, granted.

The above-described measures substantially limit the ability of Argentine companies to obtain foreign currency and make certain payments and distributions out of Argentina through the MULC at the official exchange rate.

Access to foreign currency and transfers out of Argentina can be achieved, however, through securities transactions involving bonds or shares with multiple listings, resulting in a different implicit exchange rate, generally higher than the official exchange rate. Such transactions are subject to certain restrictions and limits, which change from time to time, and often result in a financial loss being generated at the time of making any such transaction. For example, in the past, the Argentine Securities Commission imposed several additional restrictions on such securities transactions, including a requirement to give prior notice to the Argentine government of any proposed transfer of securities outside of Argentina and a limitation on the amount of any such transfers. It is still unclear if or when the new Argentine Securities Commission’s authorities will eliminate or loosen the remaining restrictions.

The exchange rate of the Argentine peso against the U.S. dollar devaluated by more than 100% upon the change of government in December 2023. Since then and until December 2024, the new Administration maintains a “crawling peg” policy by devaluating the Argentine currency at a rate of approximately 2% per month, rate which will be reduced to 1% per month as from February 1, 2025. The extent and rate of the crawling peg remains unclear. Tenaris’s financial position in Argentine pesos as of December 31, 2024, amounted to a net short exposure of approximately $40.6 million. In the event of an additional devaluation, our Argentine subsidiaries, which hold U.S. dollar-denominated Argentine bonds for an aggregated value of $217.9 million, may be adversely affected, and will also suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a new devaluation of the Argentine peso against the U.S. dollar.

As of December 31, 2024, the total equity of Argentine subsidiaries represented approximately 11% of Tenaris’s total equity and the sales made by Argentine subsidiaries during the period ended December 31, 2024, amounted approximately to 19% of Tenaris’s total sales. Assets and liabilities denominated in Argentine peso as of December 31, 2024, are valued at the prevailing official exchange rate.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. These Consolidated Financial Statements should be read taking into account these circumstances.